Segment, Geographic and Customer Information - Total Product Revenue by Product Line (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Schedule Of Sales Revenue By Business Segment [Line Items]
Total product revenue	$ 73,720	$ 72,491	$ 71,104
Legacy [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Total product revenue	23,048	17,574	21,821
ftServer [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Total product revenue	47,231	52,763	48,137
Software [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Total product revenue	$ 3,441	$ 2,154	$ 1,146